Property and Equipment, Net (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 1,824,465	$ 1,686,182	$ 6,767,741	$ 6,711,398
Asset disposed			550,736	$ 67,784
Fixed assets			$ 850,703